Financial Instruments - Disclosure of Analysis of Financial Instruments Valued Using Internal Models Based on Information Other than Market Data (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	£ 129	£ 185
Financial assets at fair value through other comprehensive income	6,024	5,851
Total net assets	139	211
Total income/(expense)	(17)	(4)	£ 17
Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets and liabilities	139	217
Financial asset liabilities	(21)	(5)	11
Loans and advances to customers
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	0	18
Other Level 3 assets | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Other Level 3 assets	7	1
Other Level 3 liabilities	(7)	(7)
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	6	(1)	7
Derivative liabilities and other Level 3 liabilities, fair value movements recognised in profit/(loss)	(2)	2	(1)
Reversionary property interests | Equity and credit contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative assets	30	45
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	(8)	0	3
Reversionary property interests | Debt securities
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	70	91
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	0	5	6
Roll-up mortgage portfolio | Loans and advances to customers
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	28	48
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	(18)	(5)	6
Other loans | Loans and advances to customers
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	17	26
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	(4)	(2)	3
Other loans | Loans and advances to customers | Financial assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	0	18
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	0	(3)	(4)
Credit linked notes | Debt securities
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	2	20
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	4	(5)	(16)
Property options and forwards | Equity contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative liabilities	(8)	(30)
Derivative liabilities and other Level 3 liabilities, fair value movements recognised in profit/(loss)	4	(1)	(3)
Credit protection guarantee | Financial guarantees
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL liabilities	0	(1)
Derivative liabilities and other Level 3 liabilities, fair value movements recognised in profit/(loss)	£ 1	£ 6	£ 16